Additional Financial Information of Parent Company - Schedule I Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	$ 2,633,836	¥ 18,108,942		¥ 30,455,939	¥ 21,423,694
Depreciation		13,416,578		10,902,651	10,924,678
Income (loss) from equity in subsidiaries and VIEs	16,505,877	113,486,155		(2,579,447)	(1,539,316)
Changes in operating assets and liabilities:
Other receivables	1,418,021	9,749,600		48,869,539	(57,915,196)
Other current liabilities	1,827,907	12,567,773		45,400,912	(17,942,451)
Net cash provided by (used in) operating activities	(9,849,705)	(67,721,633)		617,527,056	188,263,729
Cash flows from investing activities:
Purchases of property and equipment, intangible assets	(1,353,870)	(9,308,534)		(39,065,784)	(52,634,072)
Net cash provided by (used in) investing activities	(5,945,996)	(40,881,690)		(74,041,982)	1,878,091
Cash flows from financing activities:
Exercise of options	475,196	3,267,210		11,678,547	3,105,533
Dividend paid to Jupai shareholders	(18,377,647)	(126,355,510)		(111,196,228)
Payment of private placement cost					(10,078,713)
Net cash provided by (used in) financing activities	(17,661,192)	(121,429,521)		(121,147,657)	114,406,429
Effect of exchange rate changes	701,133	4,820,616		(17,726,303)	23,120,744
Cash and cash equivalents - beginning of year		1,527,777,270		1,123,166,156
Cash and cash equivalents - end of year	188,868,452	1,298,565,042		1,527,777,270	1,123,166,156
Cash, cash equivalents and restricted cash	189,450,228		$ 222,205,988		1,123,166,156	¥ 795,497,163	¥ 1,302,565,042	¥ 1,527,777,270
Parent Company
Cash flows from operating activities:
Net income (loss)	(56,395,029)	(387,744,018)		409,492,179	207,583,868
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	2,633,836	18,108,942		30,455,939	21,423,694
Depreciation	2,942	20,227		10,890
Income (loss) from equity in subsidiaries and VIEs	52,692,929	362,290,233		(448,460,128)	(235,552,947)
Changes in operating assets and liabilities:
Other receivables				20,811,000	(20,811,000)
Other current assets	32,349	222,416		527,481	115,726
Other non-current assets	(12,355)	(84,950)		(333,357)
Other current liabilities	62,732	431,312		1,349,551	41,108
Net cash provided by (used in) operating activities	(982,596)	(6,755,838)		13,853,555	(27,199,551)
Cash flows from investing activities:
Collection of loan to subsidiaries	810,536	5,572,843		1,896,887
Purchases of property and equipment, intangible assets				(63,527)
Net cash provided by (used in) investing activities	810,536	5,572,843		(19,447,915)	(15,861,639)
Cash flows from financing activities:
Proceeds from private placement					114,399,705
Exercise of options	475,196	3,267,210		11,678,547	3,105,533
Dividend paid to Jupai shareholders	(18,377,647)	(126,355,510)		(111,196,228)
Payment of private placement cost					(10,078,713)
Net cash provided by (used in) financing activities	(17,902,451)	(123,088,300)		(99,517,681)	107,426,525
Effect of exchange rate changes	(1,856,173)	(12,762,126)		(10,039,644)	18,695,204
Net increase (decrease) in cash and cash equivalents	(19,930,684)	(137,033,421)		(115,151,685)	83,060,539
Cash and cash equivalents - beginning of year	21,446,870	147,457,957		262,609,642	179,549,103
Cash and cash equivalents - end of year	$ 1,516,186	¥ 10,424,536	$ 21,446,870	147,457,957	262,609,642	¥ 179,549,103
Parent Company | UP Capital
Cash flows from investing activities:
Investment in acquiree				(17,172,335)	(11,693,178)
Parent Company | Non-linear
Cash flows from investing activities:
Investment in acquiree				¥ (4,108,940)	¥ (4,168,461)